Summarization of Use of Derivative (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Derivatives, Fair Value [Line Items]
Notional balance	$ 459,994
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional balance
Additions	534,946
Maturities
Terminations
Amortization	74,952
Notional balance	$ 459,994